-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires:  April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21701
                                   ---------------------------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   2001 North Main Street, Suite 270    Walnut Creek, California     94596
--------------------------------------------------------------------------------
              (Address of principal executive offices)             (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900
                                                    ----------------------------

Date of fiscal year end:        August 31, 2009
                            --------------------------

Date of reporting period:       November 30, 2008
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 87.8%                                      SHARES      VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.9%
     HOTELS, RESTAURANTS & LEISURE - 4.0%
         McDonald's Corp.                                     525   $     30,844
                                                                    ------------
     MEDIA - 5.9%
         Comcast Corp. - Class A                              350          6,069
         DreamWorks Animation SKG, Inc. - Class A (a)         830         19,173
         McGraw-Hill Cos., Inc. (The)                         100          2,500
         Walt Disney Co. (The)                                750         16,890
                                                                    ------------
                                                                          44,632
                                                                    ------------
CONSUMER STAPLES - 16.9%
     BEVERAGES - 2.0%
         Coca-Cola Co. (The)                                  320         14,998
                                                                    ------------
     FOOD & STAPLES RETAILING - 7.7%
         Costco Wholesale Corp.                               410         21,103
         Wal-Mart Stores, Inc.                                665         37,160
                                                                    ------------
                                                                          58,263
                                                                    ------------
     FOOD PRODUCTS - 2.9%
         Campbell Soup Co.                                    700         22,435
                                                                    ------------
     HOUSEHOLD PRODUCTS - 4.3%
         Procter & Gamble Co. (The)                           510         32,819
                                                                    ------------
ENERGY - 4.8%
     OIL, GAS & CONSUMABLE FUELS - 4.8%
         Exxon Mobil Corp.                                    450         36,068
                                                                    ------------
FINANCIALS - 13.6%
     CAPITAL MARKETS - 2.9%
         Legg Mason, Inc.                                   1,200         21,624
                                                                    ------------
     COMMERCIAL BANKS - 3.4%
         U.S. Bancorp                                         960         25,901
                                                                    ------------
     DIVERSIFIED FINANCIAL SERVICES - 0.3%
         Moody's Corp.                                        100          2,171
                                                                    ------------
     INSURANCE - 7.0%
         Berkshire Hathaway, Inc. - Class B (a)                 7         24,493
         Marsh & McLennan Cos., Inc.                        1,135         28,942
                                                                    ------------
                                                                          53,435
                                                                    ------------
HEALTH CARE - 13.9%
     HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
         Baxter International, Inc.                           530         28,037
         Stryker Corp.                                        375         14,595
                                                                    ------------
                                                                          42,632
                                                                    ------------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 87.8% (CONTINUED)                          SHARES      VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 13.9% (CONTINUED)
     PHARMACEUTICALS - 8.3%
         Johnson & Johnson                                    700   $     41,006
         Pfizer, Inc.                                       1,350         22,181
                                                                    ------------
                                                                          63,187
                                                                    ------------
INDUSTRIALS - 6.4%
     AEROSPACE & DEFENSE - 0.9%
         United Technologies Corp.                            150          7,279
                                                                    ------------
     INDUSTRIAL CONGLOMERATES - 3.0%
         General Electric Co.                               1,335         22,922
                                                                    ------------
     MACHINERY - 2.5%
         Graco, Inc.                                          875         18,778
                                                                    ------------
INFORMATION TECHNOLOGY - 18.4%
     COMMUNICATIONS EQUIPMENT - 2.9%
         Nokia Corp. - ADR                                  1,550         21,963
                                                                    ------------
     IT SERVICES - 11.4%
         Automatic Data Processing, Inc.                      810         33,259
         MasterCard, Inc. - Class A                           235         34,145
         Western Union Co.                                  1,475         19,573
                                                                    ------------
                                                                          86,977
                                                                    ------------
     SOFTWARE - 4.1%
         Microsoft Corp.                                    1,530         30,937
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.9%
     WIRELESS TELECOMMUNICATION SERVICES - 3.9%
         Vodafone Group plc - ADR                           1,500         29,370
                                                                    ------------

TOTAL COMMON STOCKS (Cost $759,778)                                 $    667,235
                                                                    ------------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 11.0%                                 SHARES      VALUE
--------------------------------------------------------------------------------
AIM Liquid Assets Portfolio (The), 2.259% (b)              32,781   $     32,781
AIM Short Term Investments Company Prime
Portfolio (The), 1.690%(b)                                 32,902         32,902

Fidelity Institutional Money Market-Select Class,
2.299%(b)                                                  18,060         18,060
                                                                    ------------
TOTAL MONEY MARKET FUNDS (Cost $83,743)                             $     83,743
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 98.8% (Cost $843,521)                  $    750,978

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                               9,142
                                                                    ------------

TOTAL NET ASSETS - 100.0%                                           $    760,120
                                                                    ============

ADR    - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedule of investments.

DESTINATION SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The Destination Select Equity Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available or are considered to be unreliable due to market or other events will be valued at their fair values as determined under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of November 30, 2008:

            Tax cost of portfolio investments         $    843,521
                                                      ============

            Gross unrealized appreciation             $     47,960
            Gross unrealized depreciation                 (140,503)
                                                      ------------

            Net unrealized depreciation               $    (92,543)
                                                      ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Michael A. Yoshikami
                              --------------------------------------------------
                                    Michael A. Yoshikami, President

Date          January 22, 2009
        ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael A. Yoshikami
                              --------------------------------------------------
                                    Michael A. Yoshikami, President

Date          January 22, 2009
        ----------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          January 22, 2009
        ----------------------------

* Print the name and title of each signing officer under his or her signature.